INCOME TAX (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense (benefit)	$ 12,253	$ 14,700	$ 21,194
Deferred income tax expense (benefit)	2,133	(462)	4,846
Effective income tax expense	14,386	14,238	26,040
PRC [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense (benefit)	12,911	10,590	16,074
Deferred income tax expense (benefit)	2,616	(196)	5,834
Non Prc [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense (benefit)	(658)	4,110	5,120
Deferred income tax expense (benefit)	$ (483)	$ (266)	$ (988)